Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	224,400,000	224,400,000
Common stock, shares issued	52,157,225	50,829,276
Treasury stock, shares	505,400	494,100